Leases	12 Months Ended
Mar. 31, 2022
Leases [Abstract]
Leases
Note 12—Leases
The Company’s operating leases consist primarily of real estate leases, including those entered into by certain wholly owned and majority-owned or controlled subsidiaries of RSL.
The components of operating lease expense for the Company were as follows (in thousands):

	Years Ended March 31,
	2022	2021
Operating lease cost	$13,649	$11,931
Short-term lease cost	326	237
Variable lease cost	1,227	704

Total operating lease cost	$15,202	$12,872

Information related to the Company’s operating lease right-of-use assets and operating lease liabilities was as follows (in thousands, except periods and percentages):

	During the Year Ended March 31,
	2022	2021
Cash paid for operating lease liabilities	$14,403	$8,830
Operating lease right-of-use assets obtained in exchange for operating lease liabilities	$6,035	$5,491

	March 31, 2022	March 31, 202 1
Weighted average remaining lease term (in years)	9.0	9.6
Weighted average discount rate	7.0%	7.1%
As of March 31, 2022, maturities of operating lease liabilities were as follows (in thousands):

Years Ending March 31,
2023	$12,714
2024	12,672
2025	10,455
2026	9,363
2027	8,680
Thereafter	46,783

Total lease payments	100,667
Less: present value adjustment	(24,996)
Less: tenant improvement allowance	(1,805)

Total	$73,866